CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,166)	$ (3,883)	$ (6,644)	$ (2,846)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt expense (recovery)	(8)		18	3
Depreciation and amortization	258	18
Depreciation			34	7
Amortization and accretion of deferred financing costs, notes and warrants			0	1,095
Stock based compensation	493	347	870	1,158
Issuance of warrants in connection with settlement of claim		2,285	3,622	0
Conversion of interest to principal			0	230
Changes in operating assets and liabilities:
Inventory	60		(520)	0
Accounts receivable	59	(39)	(50)	47
Other current assets	(64)	(10)	(24)	18
Accounts payable	(62)	220	187	(243)
Deferred revenue	129	39	121	82
Accrued liabilities	44	(156)	(168)	141
Other assets	139	(585)	(180)	39
Total adjustments	1,048	2,119	3,910	2,499
Net cash used in operating activities	(2,118)	(1,764)	(2,734)	(347)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to capitalized software costs		(184)	(260)	(186)
Additions to fixed assets	(496)	(264)	(444)	(40)
Net cash used in investing activities	(496)	(448)	(704)	(226)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from options and warrants exercised	3,072	245	818	478
Payments on notes and loan payables	(50)	(173)	(215)	(23)
Proceeds from issuance of common stock			1,767	3,055
Proceeds from issuance of convertible notes payable to former debt holders - related parties			0	101
Net cash provided by financing activities	3,022	72	2,370	3,574
NET CHANGE IN CASH AND CASH EQUIVALENTS	409	(2,141)	(1,068)	3,611
CASH AND CASH EQUIVALENTS, beginning of year	2,200	3,268	3,268	230
CASH AND CASH EQUIVALENTS, end of period	2,609	1,128	2,200	3,268
SUPPLEMENTAL SCHEDULE OF:
Cash paid for Interest	12	2	183	253
NONCASH INVESTING AND FINANCING ACTIVITIES:
Conversion of accounts payable into common stock		27	0	1,962
Deemed dividends in the form of convertible warrants into common stock	2,654		0	1,700
Conversion of interest to principal		25	63	0
Conversion of deferred compensation into common stock	148
Dividends payable in the form of preferred stock converted into common stock			0	1,824
Conversion of bridge notes payable into common stock			0	9,333
Conversion of accrued expenses into common stock			27	0
Conversion of accrued compensation to debt			$ 0	$ 90